Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Segment information
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,619	9,476	11,877
Engineering	11,769	3,881	5,522

	21,388	13,357	17,399

Operating income / (loss)
Trading and manufacturing	140	(488)	(102)
Engineering	846	(1,027)	(158)
Unallocated corporate expenses	(205)	(186)	(180)

	781	(1,701)	(440)
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	32	39	54
Engineering	6	10	15

	38	49	69

Capital expenditures, gross
Trading and manufacturing	1	2	17
Engineering	3	9	4

	4	11	21
	December 31,
	2021	2020
	US$’000	US$’000
Assets
Trading and manufacturing	7,969	7,877
Engineering	13,281	12,218

	21,250	20,095

Liabilities
Trading and manufacturing	3,428	2,645
Engineering	3,021	2,987

	6,449	5,632

Geographical analysis of revenue and assets
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue -
The PRC	13,217	5,072	6,886
Hong Kong	7,937	8,024	10,169
Others	234	261	344

	21,388	13,357	17,399
	December 31,
	2021	2020
	US$’000	US$’000

Hong Kong	25	47
The PRC	190	212

	215	259

Major suppliers and customers
	Year ended December 31,
	2021	2020	2019

Supplier A	42%	30%	53%
Supplier B	13%	10%	7%
Supplier C	6%	9%	6%
Supplier D	6%	6%	6%
Supplier E	5%	5%	-
Supplier F	-	12%	-
	Year ended December 31,
	2021	2020	2019

Customer A	15%	9%	19%
Customer B	-	8%	-
Customer C	-	6%	10%
Customer D	-	-	5%